Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ 4,299,052	$ (6,547,412)	$ (47,547,768)	$ (15,638,589)
Other comprehensive income (loss):
Foreign currency translation adjustment		365,381	795,745	(1,433,388)
Comprehensive loss	$ 4,319,462	$ (6,182,031)	$ (46,752,023)	$ (17,071,977)